Investment Risks	Apr. 29, 2026
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing and you could lose money by investing in the Fund.
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund's shares are not bank deposits and are not guaranteed, endorsed, or insured by any financial institution, government authority or the FDIC.
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risks Associated with Investing in Equities [Member]
Prospectus [Line Items]
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Risks Associated with Investing in Equities. Equity securities, generally common stocks and/or depositary receipts, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities. The Fund's shares are not bank deposits and are not guaranteed, endorsed, or insured by any financial institution, government authority or the FDIC.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund's investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Adjustable Rate Mortgage ("ARM") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Adjustable Rate Mortgage ("ARM") Risk. During periods of extreme fluctuations in interest rates, the resulting fluctuations of ARM rates could affect the ARMs' market value. Most ARMs have annual reset limits or "caps." Fluctuations in interest rates above these levels, thus, could cause the mortgage-backed securities to "cap out" and to behave more like long-term, fixed-rate debt securities. During periods of declining interest rates, of course, the coupon rates may readjust downward and result in lower yields.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Credit Risk [Member]
Prospectus [Line Items]
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Credit Risk. Credit risk refers to the likelihood that an issuer will default on the payment of principal and/or interest on a security. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. High yield bonds, commonly referred to as "junk" bonds, are highly speculative securities that are usually issued by smaller, less credit-worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately. There is no limit on the ratings of high yield securities that may be purchased or held by the Fund, and the Fund may invest in securities that are in default.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Call Risk [Member]
Prospectus [Line Items]
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Call Risk. Issuers of callable bonds are permitted to redeem these bonds before their final maturity. If an issuer calls a security in which the Fund is invested, the Fund could lose potential price appreciation and be forced to reinvest the proceeds in securities that bear a lower interest rate or more credit risk.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies [Member]
Prospectus [Line Items]
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Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of mid-cap and smaller-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and smaller-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller- or medium- sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risks Associated with Investing in Non-U.S. Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. The prices of non-U.S. securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund's non-U.S. investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. In addition, since January 20, 2025, the current U.S. administration has pursued an aggressive foreign policy agenda, including the imposition of tariffs, which may have unforeseen consequences on the United States' relations with foreign countries, the economy, and markets generally. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risks Associated with Investing in Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Emerging Markets. Investing in emerging markets may magnify the risks of investing in non-U.S. markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

•  Have relatively unstable governments;

•  Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

•  Have government exchange controls, currencies with no recognizable market value relative to the established currencies of developed market economies, little or no experience in trading in securities, no financial reporting standards, or a lack of a banking and securities infrastructure to handle such trading;

•  Offer less protection of property rights than more developed countries;

•  Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates; and

•  Not have developed structures governing private or foreign investment or allowing for judicial redress for investment losses or injury to private property, which may limit legal rights and remedies available to the Fund and the ability of U.S. authorities (e.g., the SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risks Associated with Short Selling [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Short Selling. The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. These losses are theoretically unlimited. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risks Associated with Value Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Value Investing. Value securities, including those selected by the portfolio managers for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund's value discipline may result in a portfolio of securities that differs materially from its illustrative indices.

Securities selected by the portfolio managers using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio managers consider to be the true business value or because the portfolio managers have misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price.
FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Over-the-Counter ("OTC") Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter ("OTC") Investments Risk. Securities and derivatives traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
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U.S. Government Securities Risk. Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks in comparison to U.S. Treasury securities or other securities supported by the full faith and credit of the U.S. government.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
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Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities represent interests in "pools" of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Mortgage-related securities, including commercial mortgage-backed securities ("CMBS") and residential mortgage-backed securities ("RMBS") are subject to prepayment risk (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and can be highly sensitive to changes in interest rates. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risks Associated with Investing in High Yield Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in High Yield Securities. High yield bonds, which are sometimes called "junk" bonds, are highly speculative securities that are usually issued by smaller, less credit- worthy and/or highly leveraged (indebted) companies. High yield securities are generally subject to greater levels of credit, call and liquidity risks than higher-rated securities of similar maturity. In addition, such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risks Associated with Investing in Sovereign and Government-Related Debt [Member]
Prospectus [Line Items]
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Risks Associated with Investing in Sovereign and Government-Related Debt. Sovereign debt includes securities issued or guaranteed by a non-U.S. sovereign government or its agencies, authorities, or political subdivisions. Government-related debt includes securities issued by non-U.S. regional or local governmental entities or government-controlled entities. In the event an issuer of sovereign debt or government-related debt is unable or unwilling to make scheduled payments of interest or principal, holders may be asked to participate in a restructuring of the debt and to extend further credit to the issuer. In the event of a default by such an issuer, there may be few or no effective legal remedies for collecting on such debt.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risks Associated with Investing in Convertible Securities [Member]
Prospectus [Line Items]
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Risks Associated with Investing in Convertible Securities. A convertible security is a bond, debenture, or note that may be exchanged for particular common stocks in the future at a predetermined price or formula within a specified period of time. A convertible security entitles the holder to receive interest paid or accrued on the debt security until the convertible security matures or is redeemed. Prior to redemption, convertible securities provide benefits similar to nonconvertible debt securities in that they generally provide income with higher yields than those of similar common stocks. Convertible securities may entail less risk than the corporation's common stocks. Convertible securities are generally not investment grade. The risks of nonpayment of the principal and interest increase when debt securities are rated lower than investment grade or are not rated.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Risks Associated with Investing in Repurchase Agreements [Member]
Prospectus [Line Items]
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Risks Associated with Investing in Repurchase Agreements. A repurchase agreement is a short-term investment. The Fund acquires a debt security that the seller agrees to repurchase at a future time and set price. If the seller declares bankruptcy or defaults, the Fund may incur delays and expenses liquidating the security. The security may also decline in value or fail to provide income.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Large Investor Risk [Member]
Prospectus [Line Items]
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Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Management Risk [Member]
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Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers' opinions about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund's performance. Moreover, there can be no assurance that all of the Adviser's personnel will continue to be associated with the Adviser for any length of time. The loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Recent Market Events [Member]
Prospectus [Line Items]
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Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks' interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia's invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund's investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control certain sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the imposition of tariffs, and trade barriers on certain foreign countries, including China and long-time U.S. allies. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

FPA Crescent Fund - Institutional and Investor Class Shares | FPA Crescent Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
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Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. The use of artificial intelligence and machine learning could exacerbate these risks. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing and you could lose money by investing in the Fund.
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund's shares are not bank deposits and are not guaranteed, endorsed, or insured by any financial institution, government authority or the FDIC.
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risks Associated with Investing in Equities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Equities. Equity securities, generally common stocks and/or depositary receipts, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities. The Fund's shares are not bank deposits and are not guaranteed, endorsed, or insured by any financial institution, government authority or the FDIC.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund's income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the

Fund's investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Adjustable Rate Mortgage ("ARM") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Adjustable Rate Mortgage ("ARM") Risk. During periods of extreme fluctuations in interest rates, the resulting fluctuations of ARM rates could affect the ARMs' market value. Most ARMs have annual reset limits or "caps." Fluctuations in interest rates above these levels, thus, could cause the mortgage-backed securities to "cap out" and to behave more like long-term, fixed-rate debt securities. During periods of declining interest rates, of course, the coupon rates may readjust downward and result in lower yields.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Credit risk refers to the likelihood that an issuer will default on the payment of principal and/or interest on a security. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. High yield bonds, commonly referred to as "junk" bonds, are highly speculative securities that are usually issued by smaller, less credit-worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately. There is no limit on the ratings of high yield securities that may be purchased or held by the Fund, and the Fund may invest in securities that are in default.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. Issuers of callable bonds are permitted to redeem these bonds before their final maturity. If an issuer calls a security in which the Fund is invested, the Fund could lose potential price appreciation and be forced to reinvest the proceeds in securities that bear a lower interest rate or more credit risk.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of mid-cap and smaller-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and smaller-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller-or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risks Associated with Investing in Non-U.S. Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money.

The prices of non-U.S. securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund's non-U.S. investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. In addition, since January 20, 2025, the current U.S. administration has pursued an aggressive foreign policy agenda, including the imposition of tariffs, which may have unforeseen consequences on the United States' relations with foreign countries, the economy, and markets generally. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risks Associated with Investing in Emerging Markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Emerging Markets. Investing in emerging markets may magnify the risks of investing in non-U.S. markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

•  Have relatively unstable governments;

•  Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

•  Have government exchange controls, currencies with no recognizable market value relative to the established currencies of developed market economies, little or no experience in trading in securities, no financial reporting standards, or a lack of a banking and securities infrastructure to handle such trading;

•  Offer less protection of property rights than more developed countries;

•  Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates; and

•  Not have developed structures governing private or foreign investment or allowing for judicial redress for investment losses or injury to private property, which may limit legal rights and remedies available to the Fund and the ability of U.S. authorities (e.g., the SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risks Associated with Short Selling [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Short Selling. The Fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. These losses are theoretically unlimited. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund will incur transaction costs in effecting short sales. The Fund's gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses the Fund may be required to pay in connection with a short sale.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risks Associated with Value Investing [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Value Investing. Value securities, including those selected by the portfolio managers for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund's value discipline may result in a portfolio of securities that differs materially from its illustrative indices.

Securities selected by the portfolio managers using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio managers consider to be the true business value or because the portfolio managers have misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price.
FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Over-the-Counter ("OTC") Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter ("OTC") Investments Risk. Securities and derivatives traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks in comparison to U.S. Treasury securities or other securities supported by the full faith and credit of the U.S. government.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities represent interests in "pools" of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Mortgage-related securities, including commercial mortgage-backed securities ("CMBS") and residential mortgage-backed securities ("RMBS") are subject to prepayment risk and can be highly sensitive to changes in interest rates. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risks Associated with Investing in High Yield Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in High Yield Securities. High yield bonds, which are sometimes called "junk" bonds, are highly speculative securities that are usually issued by smaller, less credit- worthy and/or highly leveraged (indebted) companies. High yield securities are generally subject to greater levels of credit, call and liquidity risks than higher-rated securities of similar maturity. In addition, such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risks Associated with Investing in Sovereign and Government-Related Debt [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Sovereign and Government-Related Debt. Sovereign debt includes securities issued or guaranteed by a non-U.S. sovereign government or its agencies, authorities, or political subdivisions. Government-related debt includes securities issued by non-U.S. regional or local governmental entities or government-controlled entities. In the event an issuer of sovereign debt or government-related debt is unable or unwilling to make scheduled payments of interest or principal, holders may be asked to participate in a restructuring of the debt and to extend further credit to the issuer. In the event of a default by such an issuer, there may be few or no effective legal remedies for collecting on such debt.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risks Associated with Investing in Convertible Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Convertible Securities. A convertible security is a bond, debenture, or note that may be exchanged for particular common stocks in the future at a predetermined price or formula within a specified period of time. A convertible security entitles the holder to receive interest paid or accrued on the debt security until the convertible security matures or is redeemed. Prior to redemption, convertible securities provide benefits similar to nonconvertible debt securities in that they generally provide income with higher yields than those of similar common stocks. Convertible securities may entail less risk than the corporation's common stocks. Convertible securities are generally not investment grade. The risks of nonpayment of the principal and interest increase when debt securities are rated lower than investment grade or are not rated.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Risks Associated with Investing in Repurchase Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Repurchase Agreements. A repurchase agreement is a short-term investment. The Fund acquires a debt security that the seller agrees to repurchase at a future time and set price. If the seller declares bankruptcy or defaults, the Fund may incur delays and expenses liquidating the security. The security may also decline in value or fail to provide income.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Large Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio managers' opinions about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund's performance. Moreover, there can be no assurance that all of the Adviser's personnel will continue to be associated with the Adviser for any length of time. The loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks' interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia's invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund's investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control certain sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the imposition of tariffs, and trade barriers on certain foreign countries, including China and long-time U.S. allies. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

FPA Crescent Fund - Supra Institutional Class Shares | FPA Crescent Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. The use of artificial intelligence and machine learning could exacerbate these risks. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, you could lose money by investing in the Fund.
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of an investment in the Fund. Interest rate risk is the risk that debt securities will decline in value because of increases in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. When interest rates rise from a low level, fixed income securities markets may experience lower prices, increased volatility, and lower liquidity. The negative impact on fixed income securities from rate increases, regardless of the cause, could be swift and significant, which could result in significant losses by the Fund, even if such rate increases are anticipated by the portfolio manager.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Credit risk refers to the likelihood that an issuer will default on the payment of principal and/or interest on a security. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. Issuers of callable bonds are permitted to redeem these bonds before their final maturity. If an issuer calls a security in which the Fund is invested, the Fund could lose potential price appreciation and be forced to reinvest the proceeds in securities that bear a lower interest rate or more credit risk.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Risks Associated with Investing in Non-U.S. Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. The prices of non-U.S. securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund's non-U.S. investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. In addition, since January 20, 2025, the current U.S. administration has pursued an aggressive foreign policy agenda, including the imposition of tariffs, which may have unforeseen consequences on the United States' relations with foreign countries, the economy, and markets generally. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price.
FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks in comparison to U.S. Treasury securities or other securities supported by the full faith and credit of the U.S. government.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Currency Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Transactions Risk. Currency hedging involves many of the same risks as other derivative transactions, such as leveraging risk, market risk, liquidity risk, counterparty risk, management risk, operational risk, and legal risk. Currency derivative transactions are also subject to risks different from those of other derivative transactions and can be adversely affected by government exchange controls, limitations, or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments and based on broader factors extrinsic to any particular country's economy. There can be no assurance that currency transactions or currency hedging techniques will be successful.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Over-the-Counter ("OTC") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter ("OTC") Risk. Securities and derivatives traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Mortgage-Related and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and other asset-backed securities represent interests in "pools" of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Mortgage-related securities, including CMBS and RMBS, are subject to "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk" (the risk that borrowers will repay a loan more slowly in periods of rising interest rates) and can be highly sensitive to changes in interest rates. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Collateralized Debt Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateralized Debt Obligations Risk. The Fund may also invest in CDOs and other related instruments. The risks of an investment in a CDO depends largely on the type of collateral securities and the class of the CDO in which the Fund's invests. In addition to the normal risks associated with credit-related securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to, the risk that: (i) distributions from collateral securities may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Investments in CDOs are also more difficult to value than other investments.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Collateralized Loan Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk. The Fund is subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks as a result of the structure of CLOs in which the Fund may invest. A CLO's performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt is payable solely from the proceeds of the CLO's underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest and the CLO manager's opportunities to invest may be limited. Such instruments are subject to credit, interest rate, valuation, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Risks Associated with Investing in High Yield Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in High Yield Securities. High yield bonds, which are sometimes called "junk" bonds, are highly speculative securities that are usually issued by smaller, less credit-worthy and/or highly leveraged (indebted) companies. High yield securities are generally subject to greater levels of credit, call and liquidity risks than higher-rated securities of similar maturity. In addition, such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Risks Associated with Investing in Convertible Securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks Associated with Investing in Convertible Securities. A convertible security is a bond, debenture, or note that may be exchanged for particular common stocks in the future at a predetermined price or formula within a specified period of time. A convertible security entitles the holder to receive interest paid or accrued on the debt security until the convertible security matures or is redeemed. Prior to redemption, convertible securities provide benefits similar to nonconvertible debt securities in that they generally provide income with higher yields than those of similar common stocks. Convertible securities may entail less risk than the corporation's common stocks. Convertible securities are generally not investment grade. The risks of nonpayment of the principal and interest increase when debt securities are rated lower than investment grade or are not rated.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Large Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The portfolio manager's opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio manager may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. The frequency of trading within the Fund impacts portfolio turnover rates, which are shown in the financial highlights table. A higher rate of portfolio turnover could produce higher trading costs and taxable distributions, which would detract from the Fund's performance. Moreover, there can be no assurance that all of the Adviser's personnel will continue to be associated with the Adviser for any length of time. The loss of services of one or more key employees of the Adviser, including the Fund's portfolio manager, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio manager may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Private Placements and Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Private Placements and Restricted Securities Risk. Private placement securities are securities that are not registered under the federal securities laws, and are generally eligible for sale only to certain eligible investors. The Fund may invest in securities that are purchased in private placements. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when FPA believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the net asset value of the Fund. The sale of such investments may also be restricted under securities laws.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Recent Market Events [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events. Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks' interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia's invasion of Ukraine and the conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund's investments. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control certain sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the imposition of tariffs, and trade barriers on certain foreign countries, including China and long-time U.S. allies. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

FPA Flexible Fixed Income Fund - Institutional, Advisor and Investor Class | FPA Flexible Fixed Income Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder's ability to exchange or redeem Fund shares may be affected. The use of artificial intelligence and machine learning could exacerbate these risks. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.